Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Accrued liabilities and reserves	$ 154,381	$ 102,933
Allowance for doubtful accounts	24,741	19,756
Inventory	189,120	206,826
Post-retirement benefits	898	6,268
Commodity hedges	4,773
Net operating loss carryforward	9,880	12,859
Tax credit carryforwards	29,142	56,185
Total deferred tax assets	412,935	404,827
Holdbacks and amounts not due under contracts	(14,945)	(16,582)
Cumulative translation adjustments	(1,819)	(1,403)
Commodity hedges		(805)
Intangibles	(236,618)	(210,791)
Property, plant and equipment	(698,567)	(610,451)
Total deferred tax liabilities	(951,949)	(840,032)
Total net deferred tax liabilities	$ (539,014)	$ (435,205)